Receivables (Details) - Schedule of receivables - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of receivables [Abstract]
Credit card payments in process of settlement		$ 116,187	$ 158,924
Retainage	$ 1,029,976	803,989
Trade receivables from customers		2,691,702	366,701
Vendor rebates receivable		126,118
Total receivables		3,737,996	525,625
Allowance for doubtful accounts		(359,000)
Accounts receivable, net		$ 3,378,996	$ 525,625